Restructuring and Related Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 1,398,000	$ 0	$ 1,195,000
Restructuring Reserve	$ 1,000,000.0	$ 0